FINANCIAL RISK MANAGEMENT - Market risk (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Financial risk management
Assets		$ 752,054	$ 787,097
Liabilities		(363,199)	(365,270)
NDF	$ 117
Net liability position in foreign currency not covered by NDF contracts	2,088
Currency risk
Financial risk management
Assets		20,644	42,816
Liabilities		(206,279)	(230,242)
Liabilities Net		$ (185,635)	$ (187,426)
Net liability position in foreign currency not covered by NDF contracts	$ 2,088